Contingent liabilities and financial commitments	6 Months Ended
Jun. 30, 2022
Disclosure Of Contingent Liabilities [Abstract]
Contingent liabilities and financial commitments

CONTINGENT LIABILITIES AND FINANCIAL COMMITMENTS

The Group has contingent liabilities in respect of litigation, taxes and guarantees in various countries. These are described below and further described in Note 31 to the Group’s Annual Report and Accounts and Form 20-F for the year ended 31 December 2021, pages 251 to 276. The Group is subject to contingencies pursuant to requirements that it complies with relevant laws, regulations and standards. Failure to comply could result in restrictions in operations, damages, fines, increased tax, increased cost of compliance, interest charges, reputational damage or other sanctions. These matters are inherently difficult to quantify.

In cases where the Group has an obligation as a result of a past event existing at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated, a provision will be recognised based on best estimates and management judgement. There are, however, contingent liabilities in respect of litigation, taxes in some countries and guarantees for which no provisions have been made. While the amounts that may be payable or receivable could be material to the results or cash flows of the Group in the period in which they are recognised, the Board does not expect these amounts to have a material effect on the Group’s financial condition.

Taxes

The Group has exposures in respect of the payment or recovery of a number of taxes. The Group is and has been subject to a number of tax audits covering, among others, excise tax, value-added taxes, sales taxes, corporate taxes, overseas withholding taxes and payroll taxes. The estimated costs of known tax obligations have been provided in these accounts in accordance with the Group’s accounting policies. In some countries, tax law requires that full or part payment of disputed tax assessments be made pending resolution of the dispute. To the extent that such payments exceed the estimated obligation, they would not be recognised as an expense.

There are disputes that are in or may proceed to litigation in a number of countries including Brazil and the Netherlands, while there has been no further material development in the VAT dispute in Bangladesh. The Group is also appealing the ruling in respect of central and local excise taxes and penalties in South Korea.

British American Tobacco Egypt LLC (“BAT Egypt”) has been subject to two civil cases concerning the imposition of sales tax on low-price category brands brought by the Egyptian tax authority for £26 million. Management believed that the tax claims were unfounded and appealed the tax claims. One case has been referred to a court-appointed expert who filed a report in January 2022 and judgment was set for June 2022. In the other case (pertaining to the period from March 2009 to June 2010), a judgment was issued which acquitted BAT Egypt from all amounts related only to the period from March 2009 to October 2009. An appeal has been submitted to the Supreme Administrative Court to extend the acquittal to the rest of the disputed period. In June 2022, BAT Egypt entered into a settlement agreement with the Egyptian tax authority in respect to the two cases and steps are being taken to withdraw the court proceedings accordingly.

Notes to the Unaudited Interim Financial Statements

Contingent liabilities and financial commitments cont…

Group litigation

Group companies, as well as other leading cigarette manufacturers, are defendants in a number of product liability cases. In a number of these cases, the amounts of compensatory and punitive damages sought are significant.

While it is impossible to be certain of the outcome of any particular case or of the amount of any possible adverse verdict, the Group believes that the defences of the Group’s companies to all these various claims are meritorious on both the law and the facts, and a vigorous defence is being made everywhere. If an adverse judgment is entered against any of the Group’s companies in any case, avenues of appeal will be pursued as necessary. Such appeals could require the appellants to post appeal bonds or substitute security in amounts that could in some cases equal or exceed the amount of the judgment. At least in the aggregate, and despite the quality of defences available to the Group, it is not impossible that the Group’s results of operations or cash flows in a particular period could be materially affected by this and by the final outcome of any particular litigation.

Canada

In Canada, following the implementation of legislation enabling provincial governments to recover healthcare costs directly from tobacco manufacturers, ten actions for recovery of healthcare costs arising from the treatment of smoking and health-related diseases were commenced in ten provinces. Damages sought have not yet been quantified by all ten provinces; however, in respect of five provinces, the damages quantified in each of the provinces range between CAD$10 billion (approximately £6.4 billion) and CAD$118 billion (approximately £75 billion), and the province of Ontario delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £179 billion) and CAD$630 billion (approximately £402 billion) in 2016/2017 dollars. Ontario has amended its Statement of Claim to claim damages of CAD$330 billion (approximately £211 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional CAD$9.4 - CAD$10.9 billion in damages (approximately £6.0 billion - £6.9 billion) in respect of environmental tobacco smoke. No trial date has been set. In respect of New Brunswick, on 7 March 2019, the New Brunswick Court of Queen’s Bench released a decision requiring the Province to produce a substantial amount of additional documentation and data to the defendants. As a result, the original trial date of 4 November 2019 would have been delayed. No new trial date has been set.

In addition to the actions commenced by the provincial governments, there are numerous class actions outstanding against Group companies. As set out below, all of these actions are currently subject to stays of proceedings. On 1 March 2019, the Quebec Court of Appeal handed down a judgment which largely upheld and endorsed the lower court’s previous decision in the Quebec class actions. ITCAN’s share of the judgment is approximately CAD$ 9.2 billion. As a result of this judgment, the then immediate attempts by the Quebec plaintiffs to obtain payment out of the CAD$758 million on deposit with the court, the fact that JTI-MacDonald Corp (a co-defendant in the cases) filed for protection under the CCAA on 8 March 2019 and obtained a court ordered stay of all tobacco litigation in Canada as against all defendants (including the RJR Group Companies) until 4 April 2019, and the need for a process to resolve all of the outstanding litigation across the country, on 12 March 2019, ITCAN filed for protection under the CCAA. In its application, ITCAN asked the Ontario Superior Court to stay all pending or contemplated litigation against ITCAN, certain of its subsidiaries and all other Group companies that were defendants in the Canadian tobacco litigation (the “stays”). The stays are currently in place until 30 September 2022. While the stays are in place, no steps are to be taken in connection with the Canadian tobacco litigation with respect to any of the defendants.

US - Engle

As at 30 June 2022, the Group’s subsidiaries, R. J. Reynolds Tobacco Company (RJRT), Lorillard Tobacco Company (Lorillard) and/or Brown & Williamson Holdings, Inc., had been served in 808 pending Engle progeny cases filed on behalf of approximately 999 individual plaintiffs. Many of these are in active discovery or nearing trial.

In the first half of 2022, RJRT or Lorillard paid judgments in four Engle progeny cases. Those payments totalled US$3.2 million (approximately £2.6 million) in compensatory or punitive damages. Additional costs were paid in respect of attorneys’ fees and statutory interest. In addition, since 1 January 2020 through to 30 June 2022, outstanding jury verdicts in favour of the Engle progeny plaintiffs had been entered against RJRT or Lorillard for US$51.5 million (approximately £42 million) in compensatory damages and US$33.1 million (approximately £27 million) in punitive damages. A significant majority of these verdicts are in various stages in the appellate process and have been bonded as required by Florida law under the US$200 million (approximately £165 million) bond cap passed by the Florida legislature in 2009. Although the Group cannot currently predict when or how much it may be required to bond and pay, the Group companies will likely be required to bond and pay additional judgments as the litigation proceeds.

Notes to the Unaudited Interim Financial Statements

Contingent liabilities and financial commitments cont…

Fox River

In January 2017, NCR and Appvion entered into a Consent Decree with the U.S. Government to resolve how the remaining clean-up will be funded and to resolve further outstanding claims between them. The Consent Decree was approved by the District Court of Wisconsin in August 2017. The U.S. Government enforcement action against NCR was terminated as a result of that order and contribution claims from the Potentially Responsible Parties (“PRPs”) against NCR were dismissed. On 4 January 2019, the U.S. Government, P. H. Glatfelter and Georgia-Pacific (the remaining Fox River PRPs) sought approval for a separate Consent Decree settling the allocation of costs on the Fox River. This Consent Decree was approved by the District Court in the Eastern District of Wisconsin on 14 March 2019, and concludes all existing litigation on the Fox River clean-up. Considering these developments, the provision has been reviewed. No adjustment has been proposed, other than as related to the payments in the period of £3 million, with the provision standing at £59 million at 30 June 2022 (30 June 2021: £68 million; 31 December 2021: £62 million) after disbursements.

In July 2016, the High Court ruled in favour of a Group subsidiary, BTI 2014 LLC (BTI), stating that a dividend of €135 million (approximately £116 million) paid by Windward to Sequana in May 2009 was a transaction made with the intention of putting assets beyond the reach of BTI and of negatively impacting its interests. On 10 February 2017, further to a hearing in January 2017 to determine the relief due, the Court found in BTI’s favour, ordering that Sequana must pay an amount up to the full value of the dividend plus interest which equates to around US$185 million (approximately £152 million), related to past and future clean-up costs. The Court granted all parties leave to appeal and Sequana a stay in respect of the above payments. The appeal was heard in June 2018. Judgment was given on 6 February 2019 and the Court of Appeal upheld the High Court’s findings against Sequana. The Court of Appeal refused applications made by both parties for a further appeal to the U.K. Supreme Court. Both parties applied directly to the U.K. Supreme Court for permission to appeal in March 2019. On 31 July 2019, BTI was granted permission to appeal to the Supreme Court. On the same day, the Supreme Court refused Sequana permission to appeal. The hearing of BTI’s appeal was listed to take place on 25 and 26 March 2020 but was adjourned because of the COVID-19 pandemic. The hearing of BTI’s appeal took place before the Supreme Court on 4 and 5 May 2021 and the judgment is awaited. In February 2017, Sequana entered into a process in France seeking court protection (the “Sauvegarde”), exiting the Sauvegarde in June 2017. No payments have been received.

Investigations

There are instances where Group companies are cooperating with relevant national competition authorities in relation to ongoing competition law investigations and/or engaged in legal proceedings at the appellate level, including (amongst others) in the Netherlands and Nigeria. In the Nigerian investigation, the Federal Competition and Consumer Protection Commission has been investigating alleged violations of the Nigerian Competition and Consumer Protection Act and National Tobacco Control Act. It has now issued a Final Order against British American Tobacco plc, British American Tobacco (Holdings) Limited, British American Tobacco (Nigeria) Limited and British American Tobacco Marketing (Nigeria) Limited imposing a penalty of US$ 206  million on them, seemingly on a joint and several basis, and ordered BAT’s Nigerian subsidiaries named in the Final Order to engage a compliance monitor for three years and undertake a public health awareness campaign. The relevant Group companies are challenging the Final Notice in the Nigerian Competition and Consumer Protection Tribunal. It is not possible to identify the timescale in which this matter might be resolved.

From time to time, the Group investigates, and becomes aware of governmental authorities’ investigations into, allegations of misconduct against Group companies. The Group cooperates with the authorities’ investigations, where appropriate.

As discussed on page 20, the Group has been cooperating with investigations by the DOJ and OFAC into suspicions of breach of sanctions. The Group is engaged in discussions with both agencies to find a resolution through settlement. A provision of £450 million has been recognised in this half-year report, however it cannot be excluded that the amount of any potential settlement with the DOJ and OFAC may vary from this amount.

Summary

With regard to all these matters, with the exception of Fox River, Egypt, Quebec, the DOJ and OFAC investigation and certain Engle progeny cases, the Group does not consider it appropriate to make any provision or charge in respect of any pending litigation. The Group does not believe that the ultimate outcome of this litigation will significantly impair the Group’s financial condition. If the facts and circumstances change, then there could be a material impact on the financial statements of the Group. Full details of the litigation against Group companies and tax disputes as at 31 December 2022 will be included in the Group’s Annual Report and Form 20-F for the year ending 31 December 2022. Whilst there has been some movement on new and existing cases against Group companies, there have been, except as otherwise stated, no material developments in 2022 that would impact the financial position of the Group.